27. Concentration Risk	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration Risk
27.	Concentration Risk

A substantial percentage of the Group’s net revenue comes from sales made to a small number of customers to whom sales are typically made on an open account basis. There was no customer of which the revenue accounted for 10% or more of total net revenue for the years ended December 31, 2019, 2018 and 2017.

Details of customers accounting for 10% or more of total accounts receivable and notes receivable as of December 31, 2019 and 2018, respectively are:

	December 31, 2019		December 31, 2018
Customer		% of Total		% of Total
Valta Solar LLC	$5,432	32%	$8,366	25%
Thermi Venture SA.	–	–%	6,763	20%
AES Distribution Energy, LLC	–	–%	3,525	11%
KDC Solar Designed LLC	–	–%	4,823	15%
	$5,432	32%	$23,477	71%